Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill
The Company's goodwill relates to previous acquisitions of various companies including, but not limited to, 6RS which was acquired on October 17, 2019 (see note 24).

The Company completed its annual impairment test of goodwill as of September 30, 2020. The Company elected its option to bypass the qualitative assessment pursuant to ASC 350, Intangibles - Goodwill and Other, and performed a quantitative assessment. The Company determined that the consolidated business is represented by a single reporting unit and concluded that the estimated fair value of the reporting unit, determined using market capitalization, was greater than its carrying amount.
There were no indicators of impairment between September 30, 2020, the date on which the Company completed its annual impairment test of goodwill, and December 31, 2020. No goodwill impairment was recognized in the years ended December 31, 2020 or December 31, 2019.
The gross changes in the carrying amount of goodwill as of December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of the year	311,865	38,019
Acquisition of 6 River Systems, Inc.	—	264,527
Other acquisitions	—	9,319
Balance, end of the year	311,865	311,865